Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Investment, Type [Extensible Enumeration]	Short-term investments	Short-term investments
Fair Value, Recurring [Member]
Platform Operator, Crypto-Asset [Line Items]
Short-term investments Wealth management products		¥ 26,402
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto-Asset [Line Items]
Short-term investments Wealth management products
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto-Asset [Line Items]
Short-term investments Wealth management products		26,402
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto-Asset [Line Items]
Short-term investments Wealth management products